Acquisitions (Details) - USD ($) $ in Millions	Feb. 06, 2026	Dec. 22, 2025
CAM
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price		$ 1,800
Brunner | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price	$ 120